Mar. 01, 2017

Russell Investment Company: Classes A, A1, A2, A3, C, C1, E, I, R6, S, T and Y

RUSSELL INVESTMENT COMPANY

Supplement dated April 3, 2017 to

PROSPECTUS DATED MARCH 1, 2017

U.S. STRATEGIC EQUITY FUND RISK/RETURN SUMMARY: The following replaces the “Annual Fund Operating Expenses” and “Example” tables in the sub-section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the U.S. Strategic Equity Fund in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Advisory Fee	Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares and Dividend and Interest Expenses on Short Sales of 0.05%)	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	0.74%	0.25%	0.33%	1.32%	(0.25)%	1.07%
Class A1 Shares	0.74%	0.25%	0.33%	1.32%	(0.25)%	1.07%
Class A2 Shares	0.74%	0.25%	0.33%	1.32%	(0.25)%	1.07%
Class A3 Shares	0.74%	0.25%	0.33%	1.32%	(0.25)%	1.07%
Class C Shares	0.74%	0.75%	0.58%	2.07%	(0.25)%	1.82%
Class C1 Shares	0.74%	1.00%	0.33%	2.07%	(0.25)%	1.82%
Class E Shares	0.74%	None	0.58%	1.32%	(0.25)%	1.07%
Class R6 Shares	0.74%	None	0.18%	0.92%	(0.25)%	0.67%
Class S Shares	0.74%	None	0.33%	1.07%	(0.25)%	0.82%
Class T Shares	0.74%	None	0.33%	1.07%	(0.35)%	0.72%

#	Until February 28, 2018, Russell Investment Management, LLC (“RIM”) has contractually agreed to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, excluding dividend and interest expenses on short sales, to the extent such direct Fund-level expenses exceed 0.59% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

Until February 28, 2018, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.02% of its transfer agency fees for Class A, A1, A2, A3, C, C1, E, R6 and S shares. These waivers may not be terminated during the relevant period except with Board approval.

Until February 28, 2019, RIFUS has contractually agreed to waive 0.12% of its transfer agency fees for Class T Shares. This waiver may not be terminated during the relevant period except with Board approval.

“Other Expenses” for Class A1, Class A2, Class A3, Class C1, Class R6 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$678	$947	$1,237	$2,058
Class A1 Shares	$357	$635	$935	$1,784
Class A2 Shares	$456	$731	$1,027	$1,869
Class A3 Shares	$406	$683	$981	$1,826
Class C Shares	$185	$626	$1,093	$2,385
Class C1 Shares	$285	$626	$1,093	$2,385
Class E Shares	$110	$395	$702	$1,574
Class R6 Shares	$69	$270	$487	$1,114
Class S Shares	$84	$317	$568	$1,289
Class T Shares	$74	$307	$559	$1,280

For the Share Class listed below, you would pay the following if you did not redeem your Shares:

	1 Year	3 Years	5 Years	10 Years
Class C1 Shares	$185	$626	$1,093	$2,385

U.S. SMALL CAP EQUITY FUND RISK/RETURN SUMMARY:

(i)	The following replaces the “Annual Fund Operating Expenses” and “Example” tables in the sub-section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the U.S. Small Cap Equity Fund in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Advisory Fee	Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares)	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	0.70%	0.25%	0.30%	1.25%	(0.00)%	1.25%
Class A1 Shares	0.70%	0.25%	0.30%	1.25%	(0.00)%	1.25%
Class A2 Shares	0.70%	0.25%	0.30%	1.25%	(0.00)%	1.25%
Class A3 Shares	0.70%	0.25%	0.30%	1.25%	(0.00)%	1.25%
Class C Shares	0.70%	0.75%	0.55%	2.00%	(0.00)%	2.00%
Class C1 Shares	0.70%	1.00%	0.30%	2.00%	(0.00)%	2.00%
Class E Shares	0.70%	None	0.55%	1.25%	(0.00)%	1.25%
Class I Shares	0.70%	None	0.30%	1.00%	(0.04)%	0.96%
Class R6 Shares	0.70%	None	0.15%	0.85%	(0.02)%	0.83%
Class S Shares	0.70%	None	0.30%	1.00%	(0.04)%	0.96%
Class T Shares	0.70%	None	0.30%	1.00%	(0.14)%	0.86%
Class Y Shares	0.70%	None	0.10%	0.80%	(0.00)%	0.80%

#	Until February 28, 2018, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.04% of its transfer agency fees for Class S and Class I Shares, and 0.02% of its transfer agency fees for Class R6 Shares. These waivers may not be terminated during the relevant period except with Board approval.

Until February 28, 2019, RIFUS has contractually agreed to waive 0.14% of its transfer agency fees for Class T Shares. This waiver may not be terminated during the relevant period except with Board approval.

“Other Expenses” for Class A1, Class A2, Class A3, Class C1 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$695	$948	$1,221	$1,997
Class A1 Shares	$374	$636	$918	$1,721
Class A2 Shares	$473	$732	$1,011	$1,806
Class A3 Shares	$423	$684	$964	$1,763
Class C Shares	$203	$627	$1,076	$2,325
Class C1 Shares	$303	$627	$1,076	$2,325
Class E Shares	$127	$396	$685	$1,509
Class I Shares	$98	$314	$547	$1,218
Class R6 Shares	$84	$268	$468	$1,044
Class S Shares	$98	$314	$547	$1,218
Class T Shares	$88	$304	$538	$1,209
Class Y Shares	$81	$255	$443	$987

For the Share Class listed below, you would pay the following if you did not redeem your Shares:

	1 Year	3 Years	5 Years	10 Years
Class C1 Shares	$203	$627	$1,076	$2,325

INTERNATIONAL DEVELOPED MARKETS FUND RISK/RETURN SUMMARY:

(i)	The following replaces the “Annual Fund Operating Expenses” and “Example” tables in the sub-section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the International Developed Markets Fund in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Advisory Fee	Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares)	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	0.70%	0.25%	0.31%	1.26%	(0.00)%	1.26%
Class A1 Shares	0.70%	0.25%	0.31%	1.26%	(0.00)%	1.26%
Class A2 Shares	0.70%	0.25%	0.31%	1.26%	(0.00)%	1.26%
Class A3 Shares	0.70%	0.25%	0.31%	1.26%	(0.00)%	1.26%
Class C Shares	0.70%	0.75%	0.56%	2.01%	(0.00)%	2.01%
Class C1 Shares	0.70%	1.00%	0.31%	2.01%	(0.00)%	2.01%
Class E Shares	0.70%	None	0.56%	1.26%	(0.00)%	1.26%
Class I Shares	0.70%	None	0.31%	1.01%	(0.04)%	0.97%
Class R6 Shares	0.70%	None	0.16%	0.86%	(0.02)%	0.84%
Class S Shares	0.70%	None	0.31%	1.01%	(0.04)%	0.97%
Class T Shares	0.70%	None	0.31%	1.01%	(0.14)%	0.87%
Class Y Shares	0.70%	None	0.11%	0.81%	(0.00)%	0.81%

#	Until February 28, 2018, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.04% of its transfer agency fees for Class S and Class I Shares, and 0.02% of its transfer agency fees for Class R6 Shares. These waivers may not be terminated during the relevant period except with Board approval.

Until February 28, 2019, RIFUS has contractually agreed to waive 0.14% of its transfer agency fees for Class T Shares. This waiver may not be terminated during the relevant period except with Board approval.

“Other Expenses” for Class A1, Class A2, Class A3, Class C1, Class R6 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$696	$951	$1,226	$2,009
Class A1 Shares	$375	$639	$924	$1,734
Class A2 Shares	$474	$735	$1,017	$1,819
Class A3 Shares	$424	$687	$970	$1,776
Class C Shares	$204	$630	$1,083	$2,337
Class C1 Shares	$304	$630	$1,083	$2,337
Class E Shares	$128	$399	$691	$1,522
Class I Shares	$99	$317	$554	$1,232
Class R6 Shares	$86	$272	$474	$1,058
Class S Shares	$99	$317	$554	$1,232
Class T Shares	$89	$307	$544	$1,223
Class Y Shares	$83	$258	$449	$1,001

For the Share Class listed below, you would pay the following if you did not redeem your Shares:

	1 Year	3 Years	5 Years	10 Years
Class C1 Shares	$204	$630	$1,083	$2,337

EMERGING MARKETS FUND RISK/RETURN SUMMARY: The following replaces the “Annual Fund Operating Expenses” and “Example” tables in the sub-section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the Emerging Markets Fund in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Advisory Fee	Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares)	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	1.15%	0.25%	0.38%	1.78%	(0.06)%	1.72%
Class A1 Shares	1.15%	0.25%	0.38%	1.78%	(0.06)%	1.72%
Class A2 Shares	1.15%	0.25%	0.38%	1.78%	(0.06)%	1.72%
Class A3 Shares	1.15%	0.25%	0.38%	1.78%	(0.06)%	1.72%
Class C Shares	1.15%	0.75%	0.63%	2.53%	(0.06)%	2.47%
Class C1 Shares	1.15%	1.00%	0.38%	2.53%	(0.06)%	2.47%
Class E Shares	1.15%	None	0.63%	1.78%	(0.06)%	1.72%
Class R6 Shares	1.15%	None	0.23%	1.38%	(0.06)%	1.32%
Class S Shares	1.15%	None	0.38%	1.53%	(0.06)%	1.47%
Class T Shares	1.15%	None	0.38%	1.53%	(0.16)%	1.37%
Class Y Shares	1.15%	None	0.18%	1.33%	(0.04)%	1.29%

#	Until February 28, 2018, Russell Investment Management, LLC (“RIM”) has entered into a contractual fee waiver agreement that results in an effective advisory fee not to exceed 1.109%. This waiver may not be terminated during the relevant period except with Board approval.

Until February 28, 2018, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.02% of its transfer agency fees for Class A, Class A1, Class A2, Class A3, Class C, Class C1, Class E, Class R6 and Class S Shares. These waivers may not be terminated during the relevant period except with Board approval.

Until February 28, 2019, RIFUS has contractually agreed to waive 0.12% of its transfer agency fees for Class T Shares. This waiver may not be terminated during the relevant period except with Board approval.

“Less Fee Waivers and Expense Reimbursements” and “Net Annual Fund Operating Expenses” have been restated to adjust for waivers that were implemented during the fiscal year ended October 31, 2016 but did not reflect a full year of waiver.

“Other Expenses” for Class A1, Class A2, Class A3, Class C1 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$740	$1,099	$1,481	$2,549
Class A1 Shares	$421	$792	$1,187	$2,292
Class A2 Shares	$519	$886	$1,278	$2,371
Class A3 Shares	$470	$839	$1,233	$2,332
Class C Shares	$251	$783	$1,342	$2,866
Class C1 Shares	$351	$783	$1,342	$2,866
Class E Shares	$175	$556	$961	$2,095
Class R6 Shares	$135	$433	$752	$1,658
Class S Shares	$150	$479	$831	$1,824
Class T Shares	$140	$469	$822	$1,815
Class Y Shares	$132	$419	$727	$1,603

For the Share Class listed below, you would pay the following if you did not redeem your Shares:

	1 Year	3 Years	5 Years	10 Years
Class C1 Shares	$251	$783	$1,342	$2,866

TAX-MANAGED U.S. MID & SMALL CAP FUND RISK/RETURN SUMMARY: The following replaces the “Annual Fund Operating Expenses” and “Example” tables in the sub-section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the Tax-Managed U.S. Mid & Small Cap Fund in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Advisory Fee	Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares)	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	0.98%	0.25%	0.32%	1.55%	(0.02)%	1.53%
Class A1 Shares	0.98%	0.25%	0.32%	1.55%	(0.02)%	1.53%
Class A2 Shares	0.98%	0.25%	0.32%	1.55%	(0.02)%	1.53%
Class A3 Shares	0.98%	0.25%	0.32%	1.55%	(0.02)%	1.53%
Class C Shares	0.98%	0.75%	0.57%	2.30%	(0.05)%	2.25%
Class C1 Shares	0.98%	1.00%	0.32%	2.30%	(0.05)%	2.25%
Class E Shares	0.98%	None	0.57%	1.55%	(0.05)%	1.50%
Class S Shares	0.98%	None	0.32%	1.30%	(0.05)%	1.25%
Class T Shares	0.98%	None	0.32%	1.30%	(0.15)%	1.15%

#	Until February 28, 2018, Russell Investment Management, LLC (“RIM”) has contractually agreed to waive up to the full amount of it advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 1.10% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

Until February 28, 2018, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.05% of its transfer agency fees for Class C, Class C1, Class E and Class S Shares, and 0.02% of its transfer agency fees for Class A, Class A1, Class A2, Class A3 Shares. These waivers may not be terminated during the relevant period except with Board approval.

Until February 28, 2019, RIFUS has contractually agreed to waive 0.15% of its transfer agency fees for Class T Shares. This waiver may not be terminated during the relevant period except with Board approval.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$722	$1,036	$1,372	$2,318
Class A1 Shares	$402	$727	$1,074	$2,053
Class A2 Shares	$501	$822	$1,166	$2,134
Class A3 Shares	$451	$774	$1,120	$2,093
Class C Shares	$229	$715	$1,228	$2,637
Class C1 Shares	$329	$715	$1,228	$2,637
Class E Shares	$153	$486	$842	$1,846
Class S Shares	$128	$409	$711	$1,569
Class T Shares	$118	$399	$701	$1,560

For the Share Class listed below, you would pay the following if you did not redeem your Shares:

	1 Year	3 Years	5 Years	10 Years
Class C1 Shares	$229	$715	$1,228	$2,637

GLOBAL OPPORTUNISTIC CREDIT FUND RISK/RETURN SUMMARY: The following replaces the “Annual Fund Operating Expenses” and “Example” tables in the sub-section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the Global Opportunistic Credit Fund in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Advisory Fee	Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares)	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	1.00%	0.25%	0.33%	1.58%	(0.44)%	1.14%
Class A1 Shares	1.00%	0.25%	0.33%	1.58%	(0.44)%	1.14%
Class A2 Shares	1.00%	0.25%	0.33%	1.58%	(0.44)%	1.14%
Class A3 Shares	1.00%	0.25%	0.33%	1.58%	(0.44)%	1.14%
Class C Shares	1.00%	0.75%	0.58%	2.33%	(0.44)%	1.89%
Class C1 Shares	1.00%	1.00%	0.33%	2.33%	(0.44)%	1.89%
Class E Shares	1.00%	None	0.58%	1.58%	(0.44)%	1.14%
Class R6 Shares	1.00%	None	0.18%	1.18%	(0.34)%	0.84%
Class S Shares	1.00%	None	0.33%	1.33%	(0.44)%	0.89%
Class T Shares	1.00%	None	0.33%	1.33%	(0.49)%	0.84%
Class Y Shares	1.00%	None	0.13%	1.13%	(0.32)%	0.81%

#	Until February 28, 2018, Russell Investment Management, LLC (“RIM”) has entered into a contractual fee waiver agreement that results in an effective advisory fee not to exceed 0.676%. This waiver may not be terminated during the relevant period except with Board approval.

Until February 28, 2018, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.12% of its transfer agency fees for Class A, Class A1, Class A2, Class A3, Class C, Class C1, Class E and Class S Shares, and 0.02% of its transfer agency fees for Class R6 Shares. These waivers may not be terminated during the relevant period except with Board approval.

Until February 28, 2019, RIFUS has contractually agreed to waive 0.17% of its transfer agency fees for Class T Shares. This waiver may not be terminated during the relevant period except with Board approval.

“Other Expenses,” “Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” have been restated to reflect the Fund’s proportionate share of the operating expenses of any other fund in which the Fund invests, including the U.S. Cash Management Fund.

“Other Expenses” for Class A1, Class A2, Class A3, Class C1, Class R6 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$487	$813	$1,163	$2,146
Class A1 Shares	$363	$694	$1,048	$2,044
Class A2 Shares	$462	$790	$1,140	$2,126
Class A3 Shares	$413	$742	$1,094	$2,085
Class C Shares	$192	$685	$1,205	$2,631
Class C1 Shares	$292	$685	$1,205	$2,631
Class E Shares	$116	$455	$818	$1,840
Class R6 Shares	$86	$341	$616	$1,401
Class S Shares	$91	$378	$686	$1,562
Class T Shares	$86	$373	$681	$1,558
Class Y Shares	$83	$327	$591	$1,345

For the Share Class listed below, you would pay the following if you did not redeem your Shares:

	1 Year	3 Years	5 Years	10 Years
Class C1 Shares	$192	$685	$1,205	$2,631

STRATEGIC BOND FUND RISK/RETURN SUMMARY: The following replaces the “Annual Fund Operating Expenses” and “Example” tables in the sub-section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the Strategic Bond Fund in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Advisory Fee	Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares)	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	0.49%	0.25%	0.29%	1.03%	(0.06)%	0.97%
Class A1 Shares	0.49%	0.25%	0.29%	1.03%	(0.06)%	0.97%
Class A2 Shares	0.49%	0.25%	0.29%	1.03%	(0.06)%	0.97%
Class A3 Shares	0.49%	0.25%	0.29%	1.03%	(0.06)%	0.97%
Class C Shares	0.49%	0.75%	0.54%	1.78%	(0.06)%	1.72%
Class C1 Shares	0.49%	1.00%	0.29%	1.78%	(0.06)%	1.72%
Class E Shares	0.49%	None	0.54%	1.03%	(0.06)%	0.97%
Class I Shares	0.49%	None	0.29%	0.78%	(0.08)%	0.70%
Class R6 Shares	0.49%	None	0.14%	0.63%	(0.04)%	0.59%
Class S Shares	0.49%	None	0.29%	0.78%	(0.08)%	0.70%
Class T Shares	0.49%	None	0.29%	0.78%	(0.18)%	0.60%
Class Y Shares	0.49%	None	0.09%	0.58%	(0.02)%	0.56%

#	Until February 28, 2018, Russell Investment Management, LLC (“RIM”) has entered into a contractual fee waiver agreement that results in an effective advisory fee not to exceed 0.466%. This waiver may not be terminated during the relevant period except with Board approval.

Until February 28, 2018, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.06% of its transfer agency fees for Class S and Class I Shares, 0.04% of its transfer agency fees for Class A, Class A1, Class A2, Class A3, Class C, Class C1 and Class E Shares, and 0.02% of its transfer agency fees for Class R6 Shares. These waivers may not be terminated during the relevant period except with Board approval.

Until February 28, 2019, RIFUS has contractually agreed to waive 0.16% of its transfer agency fees for Class T Shares. This waiver may not be terminated during the relevant period except with Board approval.

“Other Expenses,” “Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” have been restated to reflect the Fund’s proportionate share of the operating expenses of any other fund in which the Fund invests, including the U.S. Cash Management Fund.

“Other Expenses” for Class A1, Class A2, Class A3, Class C1 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$470	$684	$915	$1,579
Class A1 Shares	$346	$563	$797	$1,470
Class A2 Shares	$445	$660	$892	$1,557
Class A3 Shares	$396	$611	$845	$1,513
Class C Shares	$175	$554	$957	$2,087
Class C1 Shares	$275	$554	$957	$2,087
Class E Shares	$99	$321	$561	$1,251
Class I Shares	$71	$240	$424	$955
Class R6 Shares	$60	$197	$346	$779
Class S Shares	$71	$240	$424	$955
Class T Shares	$61	$230	$414	$946
Class Y Shares	$57	$183	$320	$721

For the Share Class listed below, you would pay the following if you did not redeem your Shares:

	1 Year	3 Years	5 Years	10 Years
Class C1 Shares	$175	$554	$977	$2,087

INVESTMENT GRADE BOND FUND RISK/RETURN SUMMARY: The following replaces the “Annual Fund Operating Expenses” and “Example” tables in the sub-section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the Investment Grade Bond Fund in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Advisory Fee	Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares)	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	0.25%	0.25%	0.32%	0.82%	(0.00)%	0.82%
Class A1 Shares	0.25%	0.25%	0.32%	0.82%	(0.00)%	0.82%
Class A2 Shares	0.25%	0.25%	0.32%	0.82%	(0.00)%	0.82%
Class A3 Shares	0.25%	0.25%	0.32%	0.82%	(0.00)%	0.82%
Class C Shares	0.25%	0.75%	0.57%	1.57%	(0.00)%	1.57%
Class C1 Shares	0.25%	1.00%	0.32%	1.57%	(0.00)%	1.57%
Class E Shares	0.25%	None	0.57%	0.82%	(0.00)%	0.82%
Class I Shares	0.25%	None	0.32%	0.57%	(0.04)%	0.53%
Class R6 Shares	0.25%	None	0.17%	0.42%	(0.02)%	0.40%
Class S Shares	0.25%	None	0.32%	0.57%	(0.04)%	0.53%
Class T Shares	0.25%	None	0.32%	0.57%	(0.14)%	0.43%
Class Y Shares	0.25%	None	0.12%	0.37%	(0.00)%	0.37%

#	Until February 28, 2018, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.04% of its transfer agency fees for Class S and Class I Shares, and 0.02% of its transfer agency fees for Class R6 Shares. These waivers may not be terminated during the relevant period except with Board approval.

Until February 28, 2019, RIFUS has contractually agreed to waive 0.14% of its transfer agency fees for Class T Shares. This waiver may not be terminated during the relevant period except with Board approval.

“Other Expenses,” “Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” have been restated to reflect the Fund’s proportionate share of the operating expenses of any other fund in which the Fund invests, including the U.S. Cash Management Fund.

“Other Expenses” for Class A1, Class A2, Class A3, Class C1 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$455	$626	$811	$1,346
Class A1 Shares	$331	$504	$692	$1,234
Class A2 Shares	$430	$601	$787	$1,324
Class A3 Shares	$381	$553	$739	$1,279
Class C Shares	$159	$495	$853	$1,863
Class C1 Shares	$259	$495	$853	$1,863
Class E Shares	$83	$261	$453	$1,009
Class I Shares	$54	$177	$312	$705
Class R6 Shares	$41	$132	$231	$523
Class S Shares	$54	$177	$312	$705
Class T Shares	$44	$167	$302	$696
Class Y Shares	$37	$118	$206	$463

For the Share Class listed below, you would pay the following if you did not redeem your Shares:

	1 Year	3 Years	5 Years	10 Years
Class C1 Shares	$159	$495	$853	$1,863

SHORT DURATION BOND FUND RISK/RETURN SUMMARY: The following replaces the “Annual Fund Operating Expenses” and “Example” tables in the sub-section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the Short Duration Bond Fund in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Advisory Fee	Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares)	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	0.45%	0.25%	0.32%	1.02%	(0.20)%	0.82%
Class A1 Shares	0.45%	0.25%	0.32%	1.02%	(0.20)%	0.82%
Class A2 Shares	0.45%	0.25%	0.32%	1.02%	(0.20)%	0.82%
Class A3 Shares	0.45%	0.25%	0.32%	1.02%	(0.20)%	0.82%
Class C Shares	0.45%	0.75%	0.57%	1.77%	(0.20)%	1.57%
Class C1 Shares	0.45%	1.00%	0.32%	1.77%	(0.20)%	1.57%
Class E Shares	0.45%	None	0.57%	1.02%	(0.20)%	0.82%
Class R6 Shares	0.45%	None	0.17%	0.62%	(0.10)%	0.52%
Class S Shares	0.45%	None	0.32%	0.77%	(0.20)%	0.57%
Class T Shares	0.45%	None	0.32%	0.77%	(0.25)%	0.52%
Class Y Shares	0.45%	None	0.12%	0.57%	(0.08)%	0.49%

#	Until February 28, 2018, Russell Investment Management, LLC (“RIM”) has entered into a contractual fee waiver agreement that results in an effective advisory fee not to exceed 0.368%. This waiver may not be terminated during the relevant period except with Board approval.

Until February 28, 2018, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.12% of its transfer agency fees for Class A, Class A1, Class A2, Class A3, Class C, Class C1, Class E and Class S Shares, and 0.02% of its transfer agency fees for Class R6 Shares. These waivers may not be terminated during the relevant period except with Board approval.

Until February 28, 2019, RIFUS has contractually agreed to waive 0.17% of its transfer agency fees for Class T Shares. This waiver may not be terminated during the relevant period except with Board approval.

“Other Expenses” for Class A1, Class A2, Class A3, Class C1 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$456	$668	$898	$1,559
Class A1 Shares	$332	$547	$780	$1,449
Class A2 Shares	$431	$644	$875	$1,537
Class A3 Shares	$381	$596	$828	$1,493
Class C Shares	$160	$538	$941	$2,068
Class C1 Shares	$260	$538	$941	$2,068
Class E Shares	$84	$305	$544	$1,230
Class R6 Shares	$53	$189	$336	$765
Class S Shares	$58	$226	$408	$936
Class T Shares	$53	$221	$403	$931
Class Y Shares	$50	$175	$310	$706

For the Share Class listed below, you would pay the following if you did not redeem your Shares:

	1 Year	3 Years	5 Years	10 Years
Class C1 Shares	$160	$538	$941	$2,068

TAX-EXEMPT BOND FUND RISK/RETURN SUMMARY: The following replaces the “Annual Fund Operating Expenses” and “Example” tables in the sub-section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the Tax-Exempt Bond Fund in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Advisory Fee	Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares)	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	0.30%	0.25%	0.28%	0.83%	(0.02)%	0.81%
Class A1 Shares	0.30%	0.25%	0.28%	0.83%	(0.02)%	0.81%
Class A2 Shares	0.30%	0.25%	0.28%	0.83%	(0.02)%	0.81%
Class A3 Shares	0.30%	0.25%	0.28%	0.83%	(0.02)%	0.81%
Class C Shares	0.30%	0.75%	0.53%	1.58%	(0.06)%	1.52%
Class C1 Shares	0.30%	1.00%	0.28%	1.58%	(0.06)%	1.52%
Class E Shares	0.30%	None	0.53%	0.83%	(0.06)%	0.77%
Class S Shares	0.30%	None	0.28%	0.58%	(0.06)%	0.52%
Class T Shares	0.30%	None	0.28%	0.58%	(0.16)%	0.42%

#	Until February 28, 2018, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.06% of its transfer agency fees for Class C, Class C1, Class E and Class S Shares, and 0.02% of its transfer agency fees for Class A, Class A1, Class A2 and Class A3 Shares. These waivers may not be terminated during the relevant period except with Board approval.

Until February 28, 2019, RIFUS has contractually agreed to waive 0.16% of its transfer agency fees for Class T Shares. This waiver may not be terminated during the relevant period except with Board approval.

“Other Expenses” for Class A1, Class A2, Class A3, Class C1 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$454	$627	$815	$1,358
Class A1 Shares	$330	$506	$696	$1,246
Class A2 Shares	$430	$603	$791	$1,335
Class A3 Shares	$380	$554	$744	$1,291
Class C Shares	$154	$492	$854	$1,871
Class C1 Shares	$254	$492	$854	$1,871
Class E Shares	$78	$258	$454	$1,017
Class S Shares	$53	$179	$317	$718
Class T Shares	$43	$169	$307	$708

For the Share Class listed below, you would pay the following if you did not redeem your Shares:

	1 Year	3 Years	5 Years	10 Years
Class C1 Shares	$154	$492	$854	$1,871

COMMODITY STRATEGIES FUND RISK/RETURN SUMMARY:

(i)	The following replaces the “Annual Fund Operating Expenses” and “Example” tables in the sub-section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the Commodity Strategies Fund in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Advisory Fee	Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares)	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	1.25%	0.25%	0.32%	0.32%	2.14%	(0.70)%	1.44%
Class A1 Shares	1.25%	0.25%	0.32%	0.32%	2.14%	(0.70)%	1.44%
Class A2 Shares	1.25%	0.25%	0.32%	0.32%	2.14%	(0.70)%	1.44%
Class A3 Shares	1.25%	0.25%	0.32%	0.32%	2.14%	(0.70)%	1.44%
Class C Shares	1.25%	0.75%	0.57%	0.32%	2.89%	(0.70)%	2.19%
Class C1 Shares	1.25%	1.00%	0.32%	0.32%	2.89%	(0.70)%	2.19%
Class E Shares	1.25%	None	0.57%	0.32%	2.14%	(0.70)%	1.44%
Class R6 Shares	1.25%	None	0.17%	0.32%	1.74%	(0.71)%	1.03%
Class S Shares	1.25%	None	0.32%	0.32%	1.89%	(0.70)%	1.19%
Class T Shares	1.25%	None	0.32%	0.32%	1.89%	(0.80)%	1.09%
Class Y Shares	1.25%	None	0.12%	0.32%	1.69%	(0.69)%	1.00%

#	Until February 28, 2018, Russell Investment Management, LLC (“RIM”) has entered into a contractual fee waiver agreement that results in an effective advisory fee not to exceed 0.8025%. This waiver may not be terminated during the relevant period except with Board approval.

A wholly-owned subsidiary of the Fund (the “Subsidiary”), organized as a company under the laws of the Cayman Islands, pays RIM an advisory fee and pays Russell Investments Fund Services, LLC (“RIFUS”) an administrative fee at the annual rates of up to 1.25% and 0.05%, respectively, of the Subsidiary’s net assets (collectively, the “Subsidiary Fees”). Pursuant to a contractual agreement with the Fund, RIM and RIFUS have agreed to permanently waive the portion of the advisory fees and the administrative fees paid by the Fund to RIM and RIFUS, respectively, in the amount equal to the amount of the Subsidiary Fees received by RIM and RIFUS, if any. This waiver may not be terminated by RIM or RIFUS.

Until February 28, 2018, RIFUS has contractually agreed to waive 0.02% of its transfer agency fees for Class R6 Shares, and 0.01% of its transfer agency fees for Class A, Class A1, Class A2, Class A3, Class C, Class C1, Class E and Class S Shares. These waivers may not be terminated during the relevant period except with Board approval.

Until February 28, 2019, RIFUS has contractually agreed to waive 0.11% of its transfer agency fees for Class T Shares. This waiver may not be terminated during the relevant period except with Board approval.

“Acquired Fund Fees and Expenses” does not include direct costs associated with any over-the-counter derivatives that the Subsidiary invests in. Costs associated with such derivative instruments include any fee paid to the Subsidiary’s counterparty, which may include management fees and performance-based incentive fees, or any other fees and expenses associated with the investment in such derivative instruments. Such costs are included in the return of any such derivative instruments and, therefore, represent an indirect cost of investing in the Fund.

“Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” have been restated to reflect the Fund’s proportionate share of the operating expenses of any other fund, including the Subsidiary and the U.S. Cash Management Fund, in which the Fund invests. The Fund’s proportionate share of these operating expenses is reflected under “Acquired Fund Fees and Expenses.”

“Other Expenses” for Class A1, Class A2, Class A3, Class C1, Class R6 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements and permanent fee waivers. The calculation of costs for the remaining periods takes such contractual fee waivers and/or reimbursements into account only for the first year of the periods and such permanent fee waivers for all periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$713	$1,143	$1,598	$2,855
Class A1 Shares	$393	$838	$1,309	$2,609
Class A2 Shares	$492	$932	$1,398	$2,684
Class A3 Shares	$442	$885	$1,353	$2,646
Class C Shares	$222	$829	$1,462	$3,166
Class C1 Shares	$322	$829	$1,462	$3,166
Class E Shares	$147	$603	$1,086	$2,419
Class R6 Shares	$105	$479	$878	$1,995
Class S Shares	$121	$526	$957	$2,156
Class T Shares	$111	$517	$948	$2,148
Class Y Shares	$102	$466	$854	$1,942

For the Share Class listed below, you would pay the following if you did not redeem your Shares:

	1 Year	3 Years	5 Years	10 Years
Class C1 Shares	$222	$829	$1,462	$3,166

GLOBAL INFRASTRUCTURE FUND RISK/RETURN SUMMARY: The following replaces the “Annual Fund Operating Expenses” and “Example” tables in the sub-section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the Global Infrastructure Fund in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Advisory Fee	Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares)	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	1.25%	0.25%	0.33%	1.83%	(0.37)%	1.46%
Class A1 Shares	1.25%	0.25%	0.33%	1.83%	(0.37)%	1.46%
Class A2 Shares	1.25%	0.25%	0.33%	1.83%	(0.37)%	1.46%
Class A3 Shares	1.25%	0.25%	0.33%	1.83%	(0.37)%	1.46%
Class C Shares	1.25%	0.75%	0.58%	2.58%	(0.37)%	2.21%
Class C1 Shares	1.25%	1.00%	0.33%	2.58%	(0.37)%	2.21%
Class E Shares	1.25%	None	0.58%	1.83%	(0.37)%	1.46%
Class R6 Shares	1.25%	None	0.18%	1.43%	(0.37)%	1.06%
Class S Shares	1.25%	None	0.33%	1.58%	(0.37)%	1.21%
Class T Shares	1.25%	None	0.33%	1.58%	(0.47)%	1.11%
Class Y Shares	1.25%	None	0.13%	1.38%	(0.35)%	1.03%

#	Until February 28, 2018, Russell Investment Management, LLC (“RIM”) has entered into a contractual fee waiver agreement that results in an effective advisory fee not to exceed 0.90%. This waiver may not be terminated during the relevant period except with Board approval.

Until February 28, 2018, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.02% of its transfer agency fees for Class A, Class A1, Class A2, Class A3, Class C, Class C1, Class E, Class R6 and Class S Shares. These waivers may not be terminated during the relevant period except with Board approval.

Until February 28, 2019, RIFUS has contractually agreed to waive 0.12% of its transfer agency fees for Class T Shares. This waiver may not be terminated during the relevant period except with Board approval.

“Other Expenses” for Class A1, Class A2, Class A3, Class C1, Class R6 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$715	$1,085	$1,478	$2,574
Class A1 Shares	$395	$777	$1,184	$2,318
Class A2 Shares	$494	$872	$1,274	$2,397
Class A3 Shares	$444	$824	$1,229	$2,358
Class C Shares	$224	$768	$1,339	$2,891
Class C1 Shares	$324	$768	$1,339	$2,891
Class E Shares	$149	$541	$958	$2,121
Class R6 Shares	$108	$417	$748	$1,685
Class S Shares	$124	$464	$827	$1,851
Class T Shares	$114	$454	$818	$1,842
Class Y Shares	$105	$404	$724	$1,631

For the Share Class listed below, you would pay the following if you did not redeem your Shares:

	1 Year	3 Years	5 Years	10 Years
Class C1 Shares	$224	$768	$1,339	$2,891